LARGECAP FUND SCHEDULE OF INVESTMENTS
February 28, 2021 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.9%		$155,772,768
(COST $109,509,082)

Communication Services - 10.3%		16,072,269
Interactive Media & Services - 5.7%
Alphabet, Inc. Class A (a)	2,990	6,045,510
Facebook, Inc. (a)	11,325	2,917,547
Media - 4.6%
Discovery, Inc. (a)	55,450	2,940,514
ViacomCBS, Inc.	64,641	4,168,698

Consumer Discretionary - 8.4%		13,070,109
Distributors - 1.6%
LKQ Corp. (a)	63,200	2,489,448
Hotels, Restaurants & Leisure - 3.4%
Darden Restaurants, Inc.	12,400	1,702,892
Las Vegas Sands Corp. (a)	38,150	2,388,190
Starbucks Corp.	10,825	1,169,425
Household Durables - 0.8%
TopBuild Corp. (a)	6,825	1,299,548
Internet & Direct Marketing Retail - 1.0%
eBay, Inc.	28,995	1,635,898
Multiline Retail - 1.0%
Target Corp.	8,135	1,492,284
Specialty Retail - 0.6%
Bed Bath & Beyond, Inc.	33,225	892,424

Consumer Staples - 6.6%		10,217,355
Beverages - 0.7%
MGP Ingredients, Inc.	17,500	1,117,900
Food & Staples Retailing - 3.2%
Sysco Corp.	21,200	1,688,156
Walgreens Boots Alliance, Inc.	69,750	3,343,117
Food Products - 1.7%
Kraft Heinz Co/The	70,225	2,554,786
Household Products - 1.0%
Kimberly-Clark Corp.	11,793	1,513,396

Energy - 3.8%		5,983,709
Energy Equipment & Services - 0.4%
Schlumberger Ltd.	24,244	676,650
Oil, Gas & Consumable Fuels - 3.4%
Chevron Corp.	10,820	1,082,000
Devon Energy Corp.	25,425	547,655
EOG Resources, Inc.	9,475	611,706
Exxon Mobil Corp.	29,470	1,602,283
Pioneer Nat Res Co.	9,850	1,463,415

Financials - 18.9%		29,435,777
Banks - 11.4%
Bank of America Corp.	114,325	3,968,221
Citigroup, Inc.	57,140	3,764,383
Citizens Financial Group, Inc.	26,625	1,156,590
JPMorgan Chase & Co.	24,520	3,608,608
The PNC Financial Services Group, Inc.	7,695	1,295,530
Truist Financial Corp.	15,432	879,007
Wells Fargo & Co.	56,275	2,035,467
Zions Bancorporation	19,550	1,039,474
Capital Markets - 5.8%
Charles Schwab Corp/The	38,800	2,394,736
Northern Trust Corp.	20,985	1,996,303
State Street Corp.	36,800	2,677,936
The Goldman Sachs Group, Inc.	5,900	1,884,932
Consumer Finance - 0.8%
Discover Financial Services	13,820	1,300,047
Insurance - 0.9%
Fidelity National Financial, Inc.	37,475	1,434,543

Health Care - 17.5%		27,244,705
Biotechnology - 4.6%
AbbVie, Inc.	22,225	2,394,522
Amgen, Inc.	5,475	1,231,437
Exact Sciences Corp. (a)	22,150	3,015,058
MiMedx Group Inc. (a)	57,600	570,816
Health Care Equipment & Supplies - 0.6%
Abbott Laboratories	7,875	943,268
Health Care Providers & Services - 7.4%
Cigna Corp.	8,975	1,883,853
CVS Health Corp.	36,975	2,519,107
HCA Healthcare, Inc.	10,075	1,733,202
McKesson Corp.	16,385	2,777,584
UnitedHealth Group, Inc.	7,700	2,558,094
Pharmaceuticals - 4.9%
Bristol-Myers Squibb Co.	43,125	2,644,855
Johnson & Johnson	6,725	1,065,644
Merck & Co., Inc.	15,725	1,141,950
Pfizer, Inc.	78,950	2,644,035
Viatris, Inc. (a)	8,167	121,280

Industrials - 6.2%		9,649,867
Aerospace & Defense - 0.8%
General Dynamics Corp.	8,175	1,336,367
Air Freight & Logistics - 1.1%
FedEx Corp.	6,750	1,717,875
Industrial Conglomerates - 3.4%
3M Co.	5,400	945,324
General Electric Co.	343,000	4,301,220
Machinery - 0.9%
Wabtec Corp.	18,626	1,349,081

Information Technology - 24.4%		38,102,025
Communications Equipment - 3.2%
Cisco Systems, Inc.	69,810	3,132,375
Lumentum Holdings, Inc. (a)	10,125	911,250
Viavi Solutions, Inc. (a)	58,735	950,626
Electronic Equipment, Instruments & Components - 3.5%
Corning, Inc.	46,850	1,791,544
II-VI, Inc. (a)	33,050	2,786,115
Keysight Technologies, Inc. (a)	6,450	912,804
IT Services - 5.5%
Alliance Data Systems Corp.	46,300	4,467,949
Fiserv, Inc. (a)	19,149	2,209,220
PayPal Holdings, Inc. (a)	4,635	1,204,405
Visa, Inc. Class A	3,250	690,268
Semiconductors & Semiconductor Equipment - 5.6%
Infineon Technologies A.G. ADR	71,775	3,132,979
NXP Semiconductors NV	10,300	1,880,265
Qualcomm, Inc.	27,080	3,688,025
Software - 4.6%
Microsoft Corp.	20,476	4,758,213
Oracle Corp.	37,775	2,436,865
Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	25,970	3,149,122

Materials - 1.8%		2,850,136
Metals & Mining - 1.8%
Freeport-McMoRan, Inc. Class B	84,050	2,850,136

Real Estate - 2.0%		3,146,816
Equity Real Estate Investment - 1.3%
Simon Property Group, Inc.	17,600	1,987,392
Real Estate Management & Development - 0.7%
Colliers International Group, Inc.	11,200	1,159,424

SHORT-TERM INVESTMENTS - 0.0%^		56,512
(COST $56,512)

Money Market Funds - 0.0%^		56,512
First American Government Obligations Fund Class X, 0.030% (b)	56,512	56,512

TOTAL INVESTMENTS - 100.0% (COST $109,565,594)		155,829,280

NET OTHER ASSETS AND LIABILITIES - 0.1%		82,390

NET ASSETS - 100.0%		$155,911,670

(a)	Non-income producing security.
(b)	Rate shown represents the current coupon rate at February 28, 2021.
^	Rounds to 0.0%.

Abbreviations:
ADR	American Depositary Receipt
A.G.	Aktiengesellschaft is the German term for a public limited liability corporation.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

The Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”)
and Standard & Poor’s Financial Services LLC (“S&P”) and is licensed for use by Thompson Investment Management, Inc. Neither MSCI, S&P, nor any other party involved in making or compiling the GICS or any GICS classifications makes any warranties with respect thereto or the results to be obtained by the use thereof, and no such party shall have any liability whatsoever with respect thereto.

The following is a summary of the inputs used to value the Funds’ investments as of Fenruary 28, 2021:

	Level 1	Level 2	Level 3	Total
Common Stocks
Communication services	$16,072,269	$-	$-	$16,072,269
Consumer discretionary	13,070,109	-	-	13,070,109
Consumer staples	10,217,355	-	-	10,217,355
Energy	5,983,709	-	-	5,983,709
Financials	29,435,777	-	-	29,435,777
Health care	27,244,705	-	-	27,244,705
Industrials	9,649,867	-	-	9,649,867
Information technology	38,102,025	-	-	38,102,025
Materials	2,850,136	-	-	2,850,136
Real estate	3,146,816	-	-	3,146,816
Total common stocks	155,772,768	-	-	155,772,768
Short-term investments
Money market funds	56,512	-	-	56,512
Total short-term investments	56,512	-	-	56,512
Total investments	$155,829,280	$-	$-	$155,829,280

The Fund did not invest in any level-3 investments as of and during the three-month period ended February 28, 2021.

For more information on valuation inputs, see the accompanying notes. The accompanying notes are an integral part of the schedule of investments.

THOMPSON IM FUNDS, INC.
NOTES TO FINANCIAL STATEMENTS
February 28, 2021

VALUATION POLICY AND PROCEDURES - The Funds’ Board of Directors (the “Funds’ Board”) has adopted methods for valuing securities set forth in the Funds’ Pricing Policies and Procedures, including circumstances in which market quotes are not readily available or deemed to be unreliable, and has delegated authority to the Advisor to apply those methods in making fair value determinations, subject to oversight by the Funds’ Board. The Advisor has established a valuation committee that, along with other Advisor employees, administers, implements, and oversees the fair valuation process and makes fair value decisions. The valuation committee regularly reviews its own fair value decisions, as well as valuations, valuation techniques and services furnished by pricing services; considers circumstances in the markets which may require it to make or adjust valuation determinations; and reviews previous valuation determinations. The valuation committee reports on its activities and any changes to the fair valuation guidelines to the Funds’ Board.

VALUATION MEASUREMENTS – In accordance with generally accepted accounting principles in the United States of America (“GAAP”), fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. GAAP established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

Inputs may include price information, specific and broad credit data, liquidity statistics, and other factors. The Fund considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market. The determination of what constitutes “observable” requires significant judgment by the Fund. The categorization of a security within the hierarchy is based upon the pricing transparency of the security and does not necessarily correspond to the Fund’s perceived risk of that security.  The inputs used to measure fair value may fall into different levels of the fair valuation hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level that is significant to the fair value measurement in its entirety.

SECURITY VALUATION - Each Fund’s equity securities, including common stocks, ADRs, REITs, and rights are valued at their market prices (generally the last reported sales price on the exchange where the securities are primarily traded or, for Nasdaq-listed securities, at their Nasdaq Official Closing Prices). If no sales are reported on a particular day, the mean between the highest bid and lowest asked quotations at the close of the exchanges will generally be used.  To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in level 1 of the fair value hierarchy.  When adjustments to observable prices are applied or when the market is considered inactive, securities will be categorized in level 2 of the fair value hierarchy.

Investments in money market mutual funds are generally priced at the ending net asset value provided by the service agent of the funds.  These securities will be categorized as level 1 securities.

Fixed-income securities such as corporate bonds, asset-backed securities, mortgage-backed securities, U.S. government and agency securities, sovereign bonds, municipal bonds and commercial paper are typically valued based on valuations published by an independent pricing service, which uses various valuation methodologies such as matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. Factors considered by pricing services include market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads and fundamental analytical data relating to the issuer. Short-term investments in fixed-income securities (those with remaining maturities of 60 days or less) are generally valued on an amortized cost basis. Fixed-income securities will generally be categorized in level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in level 3.

Where market quotations are not readily available or are unreliable, a value is determined in good faith pursuant to procedures established by the Funds’ Board.   When determining the value of a security, consideration is given to the facts and circumstances relevant to the particular situation, which includes factors such as fundamental analytical data relating to the investment, which may include consideration of yields or prices of securities of comparable quality, coupon rate, maturity and type of issue, nature and duration of any restrictions on disposition of the security and an evaluation of forces that influence the market in which the securities are purchased or sold. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security.